Offerings - Offering: 1	Aug. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value
Amount Registered | shares	6,325,000
Proposed Maximum Offering Price per Unit	116.00
Maximum Aggregate Offering Price	$ 733,700,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 112,329.47
Offering Note	(1) Publicly communicated offering price. (2) The registration fee is calculated in accordance with Rule 457(r) under the Securities Act and represents deferred payment of the registration fees in connection with the Registrant's Registration Statement on Form S-3 (Reg. No. 333-289729). (3) Represents shares of ordinary shares that may be offered and sold by the selling shareholders named in this prospectus supplement and includes 825,000 ordinary shares that may be purchased by the underwriters upon the exercise of their option to purchase additional shares from the selling shareholders named in this prospectus supplement.